Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature
15	Expenses by nature

Mining costs include mine production costs, milling and transport costs, royalty expenses, site administration costs but not the primary mine development costs which are capitalized and depreciated over the specific useful life or reserves related to that development and ore included in depreciation and amortization. The mining costs for the years ended December 31, 2021 and 2020 relate to the Yauricocha, Bolivar and Cusi Mines.

(a)	Mining costs

	Year Ended December 31,
	2021	2020
	$	$
Employee compensation and benefits	29,756	26,472
Third party and contractors costs	68,962	52,616
Depreciation	44,700	41,654
Consumables	33,910	30,850
Changes in inventory and other	13,467	13,711
	190,795	165,303

(b)	General and administrative expenses

	Year ended December 31,
	2021	2020
	$	$
Salaries and benefits	9,929	9,097
Consulting and professional fees	6,016	2,922
Office expenses	2,211	2,182
Marketing and communication expenses	804	815
Share-based compensation expense	1,059	668
Listing and filing fees	299	257
Director expenses	941	1,307
Travelling expense	368	237
Other	2,210	2,785
	23,837	20,270